POSTRETIREMENT BENEFITS - PENSIONS (Assumptions Used to Determine Pension Costs) (Details)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.44%	4.59%	4.35%
Assumed Long-Term Rate of Return on Assets	7.50%	7.50%	7.50%
Annual Rates of Salary Increase (for plans that base benefits on final compensation level)	4.00%	4.00%	4.00%
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.89%	5.24%	4.24%
Assumed Long-Term Rate of Return on Assets	6.65%	7.08%	6.51%
Annual Rates of Salary Increase (for plans that base benefits on final compensation level)	3.89%	3.82%	3.97%